7. CAPITAL AND RESERVES: Schedule of weighted average assumptions used to estimate the fair value of options (Tables)	12 Months Ended
Dec. 31, 2019
Tables/Schedules
Schedule of weighted average assumptions used to estimate the fair value of options
	2019	2018	2017
Risk-free interest rate	1.33%	1.25%	1.21%
Expected life	5 years	5 years	5 years
Expected volatility	123.92%	130.43%	141.88%
Expected dividend yield	Nil	Nil	Nil